Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2014
Schedules of Concentration of Risk, by Risk Factor

retail business banking loans are classified in the appropriate categories below and loans to commercial vehicle operators are included in land transport below.

	As of March 31, 2013
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Wholesale Trade	Rs.	178,552.2	Rs.	0	Rs.	36,930.1	Rs.	215,482.3	7.1%
Land Transport		157,938.8		0		1,929.0		159,867.8	5.2
Automobile & Auto Ancillary		105,073.6		4,594.1		13,625.0		123,292.7	4.0
Coal & Petroleum Products		48,885.1		0		71,202.1		120,087.2	3.9
Banks & Financial Institutions		29,155.0		0		66,170.8		95,325.8	3.1
Services		73,335.2		422.1		15,289.7		89,047.0	2.9
Engineering		42,721.6		996.0		32,443.7		76,161.3	2.5
Iron & Steel		53,229.3		0		22,326.7		75,556.0	2.5
Food & Beverage		69,213.0		1,192.2		5,140.5		75,545.7	2.5
Retail trade		71,102.3		0		2,655.5		73,757.8	2.4
Non-ferrous Metals		24,311.1		0		40,595.9		64,907.0	2.1
Power		49,453.9		1,984.3		11,598.2		63,036.4	2.1
Others (none greater than 2%)		1,635,274.7		37,433.9		142,783.5		1,815,492.1	59.7

Total	Rs.	2,538,245.8	Rs.	46,622.6	Rs.	462,690.7	Rs.	3,047,559.1	100.0%

	As of March 31, 2014
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Wholesale Trade	Rs.	235,711.9	Rs.	99.9	Rs.	26,849.8	Rs.	262,661.6	US$	4,377.7	6.8%
Automobile & Auto Ancillary		145,886.7		5,067.8		13,878.2		164,832.7		2,747.2	4.3
Activities allied to agriculture		155,559.1		0		562.2		156,121.3		2,602.0	4.0
Land Transport		150,177.4		0		2,398.4		152,575.8		2,542.9	3.9
Banks & Financial Institutions		19,010.7		0		129,375.0		148,385.7		2,473.1	3.8
Coal & Petroleum Products		69,725.4		0		62,589.9		132,315.3		2,205.3	3.4
Services		96,238.8		341.8		17,496.5		114,077.1		1,901.3	2.9
Food & Beverage		99,588.0		1,000.6		6,182.8		106,771.4		1,779.5	2.8
Iron & Steel		82,959.4		2,323.8		19,958.0		105,241.2		1,754.0	2.7
Engineering		57,349.9		0		38,982.2		96,332.1		1,605.5	2.5
Retail trade		90,086.2		0		3,121.6		93,207.8		1,553.5	2.4
Power		70,980.3		1,489.4		14,572.6		87,042.3		1,450.7	2.2
NBFC/Financial Intermediaries		57,796.1		23,196.9		2,217.1		83,210.1		1,386.8	2.1
Others (none greater than 2%)		1,897,191.4		31,626.9		245,854.3		2,174,672.6		36,244.5	56.2

Total	Rs.	3,228,261.3	Rs.	65,147.1	Rs.	584,038.6	Rs.	3,877,447.0	US$	64,624.0	100.0%

Exposure to ten largest borrowers
Fair Value, Concentration of Risk

The Bank’s ten largest exposures as of March 31, 2013 and March 31, 2014, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as follows:

	As of March 31, 2013
	Funded Exposure		Non-Funded Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	107,121.8	Rs.	0	Rs.	107,121.8
Borrower 2		44,500.0		33,534.3		78,034.3
Borrower 3		15,568.6		37,870.9		53,439.5
Borrower 4		42,500.0		0		42,500.0
Borrower 5		6,413.2		32,259.6		38,672.8
Borrower 6		6,891.6		23,983.0		30,874.6
Borrower 7		30,000.0		0		30,000.0
Borrower 8		3,317.2		22,530.4		25,847.6
Borrower 9		17,262.0		8,513.2		25,775.2
Borrower 10		22,895.9		0		22,895.9

	As of March 31, 2014
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	121,804.1	Rs.	150.1	Rs.	121,954.2	US$	2,032.6
Borrower 2		39,740.2		35,500.0		75,240.2		1,254.0
Borrower 3		42,582.3		22,489.0		65,071.3		1,084.5
Borrower 4		26,948.1		15,568.4		42,516.5		708.6
Borrower 5		42,500.0		0		42,500.0		708.3
Borrower 6		12,469.1		23,604.9		36,074.0		601.2
Borrower 7		30,000.0		0		30,000.0		500.0
Borrower 8		27,400.0		2,239.2		29,639.2		494.0
Borrower 9		26,980.8		3.3		26,984.1		449.7
Borrower 10		18,797.6		7,967.2		26,764.8		446.1